Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings Per Share

Note 7 – Earnings Per Share

Earnings per share calculations are performed in accordance with ASC 260, ‘Earnings Per Share’. Basic earnings per share is calculated using the weighted average number of common shares issued and outstanding during the period, which were 3,647,837 and 2,641,941 for the six months ended June 30, 2026 and 2025, respectively. Diluted earnings per share includes the dilutive effect of potential common shares, such as those issuable under convertible debt agreements, stock options, warrants, preferred stock and Restricted Stock Units (RSUs), unless their inclusion is anti-dilutive. Approximately 400,000 RSUs represent potential dilution that is contingent upon the Company successfully uplisting to a major exchange. For the six months ended June 30, 2026 and 2025, approximately 533,987 and 47,446 potential common shares, respectively, were excluded from the diluted earnings per share calculation due to the Company’s reported net losses, as their inclusion would have reduced the loss per share, rendering them anti-dilutive. The determination of anti-dilution was based on the application of the treasury stock method for options and warrants and the if-converted method for convertible debt and preferred stock, as applicable.

Note 8 – Earnings Per Share

Earnings per share calculations are performed in accordance with ASC 260, ‘Earnings Per Share’. Basic earnings per share is calculated using the weighted average number of common shares issued and outstanding during the period, which were 2,806,083 and 2,377,691 for the year ended December 31, 2025, and December 31, 2024, respectively. Diluted earnings per share includes the dilutive effect of potential common shares, such as those issuable under convertible debt agreements, stock options, warrants, and preferred stock, unless their inclusion is anti-dilutive. For the years ended December 31, 2025, and December 31, 2024, approximately 192,672 and 63,236 potential common shares, respectively, were excluded from the diluted earnings per share calculation due to the Company’s reported net losses, as their inclusion would have reduced the loss per share, rendering them anti-dilutive. The determination of anti-dilution was based on the application of the treasury stock method for options and warrants and the if-converted method for convertible debt and preferred stock, as applicable.